CONTRACT ASSETS (Schedule of movements) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Contract assets [abstract]
Beginning of the year	$ 32	¥ 205	¥ 33
Provision for expected credit loss, net	56	357	172
End of the year	$ 88	¥ 562	¥ 205